SUPPLEMENT TO THE PROSPECTUS

                          PROSPECTUS DATED MAY 1, 1995

                      TEMPLETON INSTITUTIONAL FUNDS, INC.
                  (FOREIGN EQUITY (SOUTH AFRICA FREE) SERIES)



Shares of the Foreign Equity (South Africa Free) Series of Templeton Institutional Funds, Inc. are no longer available for sale to the public.








January 22, 1996                                              ZTIM STKR2 1/96